CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2025	2024
Cash	$908,754	$969,353
Cash equivalents	114,445	177,840

Total cash and cash equivalents	1,023,199	1,147,193
Current portion of restricted cash	—	368
Non-current portion of restricted cash (1)	125,235	125,511

Total cash, cash equivalents and restricted cash	$1,148,434	$1,273,072

(1)	As of December 31, 2025 and 2024, the non-current portion of restricted cash included bank time deposits of $125,046 and $125,331, respectively.

On December 9, 2022, as required under the Concession, MRM provided a bank guarantee in favor of the Macau government of Macau Patacas (“MOP”)
1,000,000
(equivalent to $
124,319
) to secure the fulfillment of performance of certain of its legal and contractual obligations, including labor obligations. As stipulated in the bank guarantee contract, the amount of MOP
1,000,000
(equivalent to $
124,319
), or an equivalent amount in other currencies, is required to be held in a cash deposit account as collateral in order to secure the bank guarantee.
The bank guarantee
will
 remain in effect until 180 days after the earlier of the expiration or termination of the Concession. As of December 31, 2025 and 2024, Hong Kong dollars (“HK$”)
970,874
(equivalent to MOP
1,000,000
) held in the cash collateral bank account was translated to $
124,772
and $
125,056
, respectively, and included in the
non-current
portion of restricted cash in the accompanying consolidated balance sheets.